Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,883,321	$ 1,887,414
Administrative expenses	210,930	209,553
Vessel operating and voyage expenses	1,748,628	1,676,532
Total	$ 3,842,879	$ 3,773,499